Commitments and Contingencies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum annual rental commitments, net of amounts due under subleases
Net amount due in year one	$ 156
Net amount due in year two	119
Net amount due in year three	95
Net amount due in year four	76
Net amount due in year five	54
Net amount due thereafter	188
Rent expense	$ 360	$ 200